Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amount and fair value of the marketable security
Cost Basis	$ 142,000	$ 142,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(5,168)	(23,732)
Fair Value	136,832	118,268
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000	142,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(5,168)	(23,732)
Fair Value	$ 136,832	$ 118,268